Segment disclosure - Additional Information (Detail) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020 EUR (€) system customer	Dec. 31, 2020 EUR (€) Segment customer	Dec. 31, 2019 EUR (€) customer	Dec. 31, 2018 EUR (€) customer
Segment Reporting Information [Line Items]
Number of reportable segments | Segment		1
Number of largest customers | customer	3	3	3	4
Net sales		€ 13,978.5	€ 11,820.0	€ 10,944.0
Increase (Decrease) in net system sales		€ 2,158.5
Increase in net system sales in percentage		18.30%
Amount of stored systems | system	2
Largest Customer
Segment Reporting Information [Line Items]
Accounts receivables and finance receivables of three largest customers based on net sales	€ 2,757.0	€ 2,757.0	€ 2,191.8
Accounts receivables and finance receivables of three largest customers based on net sales, percentage	80.10%	80.10%	77.20%
Revenue Benchmark
Segment Reporting Information [Line Items]
Net sales		€ 9,946.5	€ 8,018.1
Net sales revenue from largest customer as percentage		71.20%	67.80%
Revenue Benchmark | Largest Customer
Segment Reporting Information [Line Items]
Net sales				€ 7,931.4
Net sales revenue from largest customer as percentage				72.50%